Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 012	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase prior to transfers as reported in the accompanying financial statements	$ 169,138,922
Changes in adjustment from fair value to contract value for stable value funds	3,785,092
Adjustment for accrued administrative expenses payable	(1,737)
Net increase per form 5500	$ 172,922,277